Intangible Assets (Details)	Aug. 05, 2022 shares
Intangible Assets (Details) [Line Items]
Ordinary shares	218,169,506
Options of shares	9,000,000
IHL [Member]
Intangible Assets (Details) [Line Items]
Ordinary shares	13,090,170